Stockholders' equity (Details)	1 Months Ended		10 Months Ended	12 Months Ended
	Nov. 16, 2021 USD ($) shares	Nov. 16, 2021 CNY (¥) shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Ordinary shares, shares authorized (in Shares) | shares			50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001	$ 0.001
Contributed total			$ 182,660
Ordinary shares issued (in Shares) | shares	3,000,000	3,000,000
Total proceeds of cash	$ 61,313	¥ 390,000
After-tax profits				10.00%
Respective registered capital percentage				50.00%
Statutory reserves			4,729	$ 10,429
Amount of net assets			$ 187,084	$ 254,097